Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Subsequent Events
Note - 14 Subsequent Events

On May 8, 2020, the Company issued 214,286 common shares to Triton Funds LP upon partial conversion of the Note at the conversion price then in effect.

On May 22, 2020, the Company issued 178,571 common shares to Triton Funds LP upon partial conversion of the Note at the conversion price then in effect.

On June 8, 2020, the Company issued 153,846 common shares to Triton Funds LP upon partial conversion of the Note at the conversion price then in effect.

(a) On August 23, 2019, a company (Alita Capital Inc.) owned by the President of the Company executed on a Purchase and Sale Agreement to acquire the 824-acre Potrero Ranch Property near San Diego, California (the Agreement”). Alita in advance of the close immediately assigned the Agreement to the Green Hygienics Holdings Inc.

The Property now owned fully by Green Hygienics includes 824 acres of land and 400,000 square feet of outbuildings. The total purchase cost of the Property is $4,510,000. The Vendor agreed to a take-back mortgage of $2,750,000 (the ‘Mortgage”) and the Company borrowed $1,760,000 (the “Loan”) by way of a second mortgage to complete the acquisition. The terms of the Mortgage include interest at the rate of 6% per annum with monthly payments of interest only.commencing September 23, 2019. The maturity date of the Mortgage is August 23, 2024. The terms of the Loan include interest at 15% per annum with monthly payments of $22,000 commencing September 15, 2019. The maturity date of the Loan is August 15, 2024.

(b) On August 1, 2019, the Company entered into a consulting agreement with the CEO of the Company, whereby the Company agreed to pay a consulting fee of $7,500 per month for a period of three years and whereby the Company granted the Consultant an option to acquire 250,000 common shares of the Company or 250,000 Options at 10% below market value at the date of grant upon execution of the consulting agreement for an additional 2 years.

(c) On August 1, 2019, the Company entered into a consulting agreement with the Chief Agricultural Operations Manager whereby the Company agreed to pay a signing bonus of $6,000 and a consulting fee of $6,000 per month for a period of six months. At the end of the six-month period, the Company may evaluate the performance with regards to an extension of the agreement.  The Company also granted the Consultant an option to acquire 25,000 common shares of the Company or 25,000 Options at 10% below market value at the date of grant upon execution of the consulting agreement.

(d) On August 1, 2019, the Company entered into a consulting agreement with the Chief Project Manager whereby the Company agreed to pay a signing bonus of $15,000 and a consulting fee of $7,500 per month for a period of five years.  The Company also granted the Consultant an option to acquire 100,000 common shares of the Company or 100,000 Options priced at $0.50 per share upon execution of the consulting agreement and an additional 100,000 common shares or Options priced at 10% below market value at the date of grant six months after the execution of the agreement.

(e) On August 1, 2019, the Company entered into a consulting agreement with the Assistant Agricultural Operations Manager whereby the Company agreed to pay a signing bonus of $4,000 and a consulting fee of $2,000 per month for a period of six months. At the end of the six-month period, the Company may evaluate the performance with regards to an extension of the agreement. The Company also granted the Consultant an option to acquire 25,000 common shares of the Company or Options at $0.50 per share upon execution of the consulting agreement and an additional 25,000 common shares or Options at 10% below market value at the date of grant six months after the execution of the agreement.

(f) On August 1, 2019, the Company granted an option to a non-related party to acquire 50,000 common shares of the Company at 10% below market value at the date of grant for services rendered.

(g) On September 1, 2018, the Company entered into a consulting agreement with a director of the Company, whereby the Company agreed to pay a consulting fee of $2,500 per month for a period of two years, which can be extended to four years upon mutual agreement. Additionally, the Company will either grant the director 100,000 shares of common stock per year or 100,000 stock options per year to purchase shares of the Company’s common stock priced at 10% below market value at the date of grant.

(h) On September 1, 2018, the Company entered into a consulting agreement with the CTO, whereby the Company agreed to pay a consulting fee of $2,500 per month for a period of two years commencing August 1, 2018. The agreement can be extended to four years upon mutual agreement. Upon completion of a minimum $1,000,000 financing, the Company will increase this payment to $5,000 per month. Upon completion of a minimum $5,000,000 financing or profitable operations, the Company will increase this payment to an amount mutually agreed upon that reflects the market rate for services provided by the CTO.